UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-21611

Name of Fund: S&P 500(R) GEARED(SM) Fund Inc. (GRE)

Fund Address: P.O. Box 9011
              Princeton NJ 08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive
      Officer, S&P 500(R) GEARED(SM) Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant's telephone number, including area code: (212) 449-4742

Date of fiscal year end: 12/31/2007

Date of reporting period: 07/01/2007 - 09/30/2007

Item 1 - Schedule of Investments

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                            Shares
Industry                                      Held    Common Stocks                                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.7%                   4,500    Boeing Co.                                                     $      472,455
                                             2,300    General Dynamics Corp.                                                194,281
                                               800    Goodrich Corp.                                                         54,584
                                             4,400    Honeywell International, Inc.                                         261,668
                                               678    L-3 Communications Holdings, Inc.                                      69,251
                                             2,000    Lockheed Martin Corp.                                                 216,980
                                             1,900    Northrop Grumman Corp.                                                148,200
                                               800    Precision Castparts Corp.                                             118,384
                                             2,600    Raytheon Co.                                                          165,932
                                             1,100    Rockwell Collins, Inc.                                                 80,344
                                             5,800    United Technologies Corp.                                             466,784
                                                                                                                     --------------
                                                                                                                          2,248,863
-----------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.9%               1,000    C.H. Robinson Worldwide, Inc.                                          54,290
                                             1,700    FedEx Corp.                                                           178,075
                                             6,200    United Parcel Service, Inc. Class B                                   465,620
                                                                                                                     --------------
                                                                                                                            697,985
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%                              4,400    Southwest Airlines Co.                                                 65,120
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.2%                       1,100    The Goodyear Tire & Rubber Co. (a)                                     33,451
                                             1,200    Johnson Controls, Inc.                                                141,732
                                                                                                                     --------------
                                                                                                                            175,183
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.3%                          12,700    Ford Motor Co. (a)                                                    107,823
                                             3,200    General Motors Corp.                                                  117,440
                                             1,400    Harley-Davidson, Inc.                                                  64,694
                                                                                                                     --------------
                                                                                                                            289,957
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 2.1%                             4,300    Anheuser-Busch Cos., Inc.                                             214,957
                                               500    Brown-Forman Corp. Class B                                             37,455
                                            11,600    The Coca-Cola Co.                                                     666,652
                                             1,800    Coca-Cola Enterprises, Inc.                                            43,596
                                             1,300    Constellation Brands, Inc. Class A (a)                                 31,473
                                               400    Molson Coors Brewing Co. Class B                                       39,868
                                               900    Pepsi Bottling Group, Inc.                                             33,453
                                             9,400    PepsiCo, Inc.                                                         688,644
                                                                                                                     --------------
                                                                                                                          1,756,098
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.1%                         6,300    Amgen, Inc. (a)                                                       356,391
                                             1,700    Biogen Idec, Inc. (a)                                                 112,761
                                             2,200    Celgene Corp. (a)                                                     156,882
                                             1,400    Genzyme Corp. (a)                                                      86,744
                                             5,300    Gilead Sciences, Inc. (a)                                             216,611
                                                                                                                     --------------
                                                                                                                            929,389
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.1%                     1,100    American Standard Cos., Inc.                                           39,182
                                             2,400    Masco Corp.                                                            55,608
                                                                                                                     --------------
                                                                                                                             94,790
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 3.2%                       1,200    American Capital Strategies Ltd.                                       51,276
                                             1,420    Ameriprise Financial, Inc.                                             89,616
                                             6,462    The Bank of New York Mellon Corp.                                     285,233
                                               700    The Bear Stearns Cos., Inc.                                            85,967
                                             5,200    The Charles Schwab Corp.                                              112,320
                                             2,300    E*Trade Financial Corp. (a)                                            30,038
                                               600    Federated Investors, Inc. Class B                                      23,820

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                            Shares
Industry                                      Held    Common Stocks                                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
                                               900    Franklin Resources, Inc.                                       $      114,750
                                             2,400    The Goldman Sachs Group, Inc.                                         520,176
                                             1,100    Janus Capital Group, Inc.                                              31,108
                                               700    Legg Mason, Inc.                                                       59,003
                                             3,100    Lehman Brothers Holdings, Inc.                                        191,363
                                             5,000    Merrill Lynch & Co., Inc. (b)                                         356,400
                                             6,100    Morgan Stanley                                                        384,300
                                             1,000    Northern Trust Corp.                                                   66,270
                                             2,200    State Street Corp.                                                    149,952
                                             1,600    T. Rowe Price Group, Inc.                                              89,104
                                                                                                                     --------------
                                                                                                                          2,640,696
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.6%                             1,300    Air Products & Chemicals, Inc.                                        127,088
                                               300    Ashland, Inc.                                                          18,063
                                             5,400    The Dow Chemical Co.                                                  232,524
                                             5,200    E.I. du Pont de Nemours & Co.                                         257,712
                                               400    Eastman Chemical Co.                                                   26,692
                                             1,100    Ecolab, Inc.                                                           51,920
                                               800    Hercules, Inc.                                                         16,816
                                               600    International Flavors & Fragrances, Inc.                               31,716
                                             3,100    Monsanto Co.                                                          265,794
                                             1,000    PPG Industries, Inc.                                                   75,550
                                             1,900    Praxair, Inc.                                                         159,144
                                               900    Rohm & Haas Co.                                                        50,103
                                               800    Sigma-Aldrich Corp.                                                    38,992
                                                                                                                     --------------
                                                                                                                          1,352,114
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 3.3%                      3,200    BB&T Corp.                                                            129,248
                                               800    Comerica, Inc.                                                         41,024
                                             1,200    Commerce Bancorp, Inc.                                                 46,536
                                             3,100    Fifth Third Bancorp                                                   105,028
                                               800    First Horizon National Corp.                                           21,328
                                             2,000    Huntington Bancshares, Inc.                                            33,960
                                             2,200    KeyCorp                                                                71,126
                                               500    M&T Bank Corp.                                                         51,725
                                             1,600    Marshall & Ilsley Corp.                                                70,032
                                             3,400    National City Corp.                                                    85,306
                                             2,000    The PNC Financial Services Group, Inc.                                136,200
                                             4,075    Regions Financial Corp.                                               120,131
                                             2,000    SunTrust Banks, Inc.                                                  151,340
                                             2,000    Synovus Financial Corp.                                                56,100
                                            10,000    U.S. Bancorp                                                          325,300
                                            11,012    Wachovia Corp.                                                        552,252
                                            19,400    Wells Fargo & Co.                                                     691,028
                                               700    Zions Bancorporation                                                   48,069
                                                                                                                     --------------
                                                                                                                          2,735,733
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services &                        1,600    Allied Waste Industries, Inc. (a)                                      20,400
Supplies - 0.5%                                600    Avery Dennison Corp.                                                   34,212
                                               900    Cintas Corp.                                                           33,390
                                               800    Equifax, Inc.                                                          30,496
                                               700    Monster Worldwide, Inc. (a)                                            23,842
                                             1,400    Pitney Bowes, Inc.                                                     63,588

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                            Shares
Industry                                      Held    Common Stocks                                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
                                             1,400    R.R. Donnelley & Sons Co.                                      $       51,184
                                             1,100    Robert Half International, Inc.                                        32,846
                                             3,200    Waste Management, Inc.                                                120,768
                                                                                                                     --------------
                                                                                                                            410,726
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 2.7%              2,700    Avaya, Inc. (a)                                                        45,792
                                               428    Ciena Corp. (a)                                                        16,298
                                            35,200    Cisco Systems, Inc. (a)                                             1,165,472
                                             9,000    Corning, Inc.                                                         221,850
                                             1,050    JDS Uniphase Corp. (a)                                                 15,708
                                             3,100    Juniper Networks, Inc. (a)                                            113,491
                                            13,400    Motorola, Inc.                                                        248,302
                                             9,700    QUALCOMM, Inc.                                                        409,922
                                             2,200    Tellabs, Inc. (a)                                                      20,944
                                                                                                                     --------------
                                                                                                                          2,257,779
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 4.1%               5,000    Apple Computer, Inc. (a)                                              767,700
                                            13,200    Dell, Inc. (a)                                                        364,320
                                            12,500    EMC Corp. (a)                                                         260,000
                                            15,300    Hewlett-Packard Co.                                                   761,787
                                             7,900    International Business Machines Corp.                                 930,620
                                               500    Lexmark International, Inc. Class A (a)                                20,765
                                             2,100    Network Appliance, Inc. (a)                                            56,511
                                               800    QLogic Corp. (a)                                                       10,760
                                             1,200    SanDisk Corp. (a)                                                      66,120
                                            19,900    Sun Microsystems, Inc. (a)                                            111,639
                                             1,100    Teradata Corp. (a)                                                     28,688
                                                                                                                     --------------
                                                                                                                          3,378,910
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.1%              500    Fluor Corp.                                                            71,990
-----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.1%                  600    Vulcan Materials Co.                                                   53,490
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.9%                      6,900    American Express Co.                                                  409,653
                                             2,400    Capital One Financial Corp.                                           159,432
                                             2,900    Discover Financial Services, Inc.                                      60,320
                                             2,300    SLM Corp.                                                             114,241
                                                                                                                     --------------
                                                                                                                            743,646
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.2%                  700    Ball Corp.                                                             37,625
                                               700    Bemis Co.                                                              20,377
                                               700    Pactiv Corp. (a)                                                       20,062
                                             1,000    Sealed Air Corp.                                                       25,560
                                               700    Temple-Inland, Inc.                                                    36,841
                                                                                                                     --------------
                                                                                                                            140,465
-----------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.1%                          1,100    Genuine Parts Co.                                                      55,000
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services - 0.1%           800    Apollo Group, Inc. Class A (a)                                         48,120
                                             2,000    H&R Block, Inc.                                                        42,360
                                                                                                                     --------------
                                                                                                                             90,480
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 4.7%       25,759    Bank of America Corp.                                               1,294,905
                                             1,200    CIT Group, Inc.                                                        48,240
                                               300    CME Group, Inc.                                                       176,205
                                            28,900    Citigroup, Inc.                                                     1,348,763
                                               400    IntercontinentalExchange, Inc. (a)                                     60,760
                                            19,600    JPMorgan Chase & Co.                                                  898,072

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                            Shares
Industry                                      Held    Common Stocks                                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
                                             1,000    Leucadia National Corp.                                        $       48,220
                                             1,300    Moody's Corp.                                                          65,520
                                                                                                                     --------------
                                                                                                                          3,940,685
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication               35,501    AT&T Inc. (c)                                                       1,502,047
Services - 3.0%                                800    CenturyTel, Inc.                                                       36,976
                                             2,000    Citizens Communications Co.                                            28,640
                                               782    Embarq Corp.                                                           43,479
                                             8,900    Qwest Communications International Inc. (a)                            81,524
                                            16,800    Verizon Communications, Inc.                                          743,904
                                             2,808    Windstream Corp.                                                       39,649
                                                                                                                     --------------
                                                                                                                          2,476,219
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.7%                    1,100    Allegheny Energy, Inc. (a)                                             57,486
                                             2,200    American Electric Power Co., Inc.                                     101,376
                                             6,964    Duke Energy Corp.                                                     130,157
                                             2,000    Edison International                                                  110,900
                                             1,100    Entergy Corp.                                                         119,119
                                             4,000    Exelon Corp.                                                          301,440
                                             2,300    FPL Group, Inc.                                                       140,024
                                             1,900    FirstEnergy Corp.                                                     120,346
                                             2,300    PPL Corp.                                                             106,490
                                               700    Pinnacle West Capital Corp.                                            27,657
                                             1,400    Progress Energy, Inc.                                                  65,590
                                             4,200    The Southern Co.                                                      152,376
                                                                                                                     --------------
                                                                                                                          1,432,961
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.4%                  1,200    Cooper Industries Ltd. Class A                                         61,308
                                             4,700    Emerson Electric Co.                                                  250,134
                                               900    Rockwell Automation, Inc.                                              62,559
                                                                                                                     --------------
                                                                                                                            374,001
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                       2,319    Agilent Technologies, Inc. (a)                                         85,525
Instruments - 0.3%                           1,100    Jabil Circuit, Inc.                                                    25,124
                                               900    Molex, Inc.                                                            24,237
                                             5,900    Solectron Corp. (a)                                                    22,951
                                               600    Tektronix, Inc.                                                        16,644
                                             2,900    Tyco Electronics Ltd.                                                 102,747
                                                                                                                     --------------
                                                                                                                            277,228
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment &                           1,600    BJ Services Co.                                                        42,480
Services - 2.2%                              1,800    Baker Hughes, Inc.                                                    162,666
                                               900    ENSCO International, Inc.                                              50,490
                                             5,300    Halliburton Co.                                                       203,520
                                             1,600    Nabors Industries Ltd. (a)                                             49,232
                                             1,007    National Oilwell Varco, Inc. (a)                                      145,512
                                             1,400    Noble Corp.                                                            68,670
                                               500    Rowan Cos., Inc.                                                       18,290
                                             6,900    Schlumberger Ltd.                                                     724,500
                                             1,100    Smith International, Inc.                                              78,540
                                             1,700    Transocean, Inc. (a)                                                  192,185
                                             2,000    Weatherford International Ltd. (a)                                    134,360
                                                                                                                     --------------
                                                                                                                          1,870,445
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 2.1%              8,775    CVS/Caremark Corp.                                                    347,753
                                             2,600    Costco Wholesale Corp.                                                159,562

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                            Shares
Industry                                      Held    Common Stocks                                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
                                             4,200    The Kroger Co.                                                 $      119,784
                                             1,146    SUPERVALU INC.                                                         44,705
                                             3,400    SYSCO Corp.                                                           121,006
                                             2,400    Safeway, Inc.                                                          79,464
                                            13,900    Wal-Mart Stores, Inc.                                                 606,735
                                             5,700    Walgreen Co.                                                          269,268
                                               800    Whole Foods Market, Inc.                                               39,168
                                                                                                                     --------------
                                                                                                                          1,787,445
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.3%                         3,700    Archer-Daniels-Midland Co.                                            122,396
                                             1,400    Campbell Soup Co.                                                      51,800
                                             2,700    ConAgra Foods, Inc.                                                    70,551
                                               900    Dean Foods Co.                                                         23,022
                                             1,900    General Mills, Inc.                                                   110,219
                                             1,800    H.J. Heinz Co.                                                         83,160
                                               900    The Hershey Co.                                                        41,769
                                             1,500    Kellogg Co.                                                            84,000
                                             9,135    Kraft Foods, Inc.                                                     315,249
                                               900    McCormick & Co., Inc.                                                  32,373
                                             4,100    Sara Lee Corp.                                                         68,429
                                             1,500    Tyson Foods, Inc. Class A                                              26,775
                                             1,125    Wm. Wrigley Jr. Co.                                                    72,259
                                                                                                                     --------------
                                                                                                                          1,102,002
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.2%                           200    Nicor, Inc.                                                             8,580
                                             1,000    Questar Corp.                                                          52,530
                                             3,482    Spectra Energy Corp.                                                   85,239
                                                                                                                     --------------
                                                                                                                            146,349
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &                        300    Bausch & Lomb, Inc.                                                    19,200
Supplies - 1.6%                              3,800    Baxter International, Inc.                                            213,864
                                             1,500    Becton Dickinson & Co.                                                123,075
                                             7,571    Boston Scientific Corp. (a)                                           105,615
                                               500    C.R. Bard, Inc.                                                        44,095
                                             2,900    Covidien Ltd.                                                         120,350
                                             1,000    Hospira, Inc. (a)                                                      41,450
                                             6,600    Medtronic, Inc.                                                       372,306
                                             1,900    St. Jude Medical, Inc. (a)                                             83,733
                                             1,500    Stryker Corp.                                                         103,140
                                               700    Varian Medical Systems, Inc. (a)                                       29,323
                                             1,300    Zimmer Holdings, Inc. (a)                                             105,287
                                                                                                                     --------------
                                                                                                                          1,361,438
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &                      3,100    Aetna, Inc.                                                           168,237
Services - 2.0%                              1,100    AmerisourceBergen Corp.                                                49,863
                                             2,200    Cardinal Health, Inc.                                                 137,566
                                             1,700    Cigna Corp.                                                            90,593
                                               850    Coventry Health Care, Inc. (a)                                         52,879
                                             1,400    Express Scripts, Inc. (a)                                              78,148
                                               900    Humana, Inc. (a)                                                       62,892
                                               700    Laboratory Corp. of America Holdings (a)                               54,761
                                               300    Manor Care, Inc.                                                       19,320
                                             1,600    McKesson Corp.                                                         94,064

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                            Shares
Industry                                      Held    Common Stocks                                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
                                             1,600    Medco Health Solutions, Inc. (a)                               $      144,624
                                               900    Patterson Cos., Inc. (a)                                               34,749
                                               800    Quest Diagnostics, Inc.                                                46,216
                                             3,000    Tenet Healthcare Corp. (a)                                             10,080
                                             7,700    UnitedHealth Group, Inc.                                              372,911
                                             3,500    WellPoint, Inc. (a)                                                   276,220
                                                                                                                     --------------
                                                                                                                          1,693,123
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Technology - 0.1%                1,300    IMS Health, Inc.                                                       39,832
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &                        2,500    Carnival Corp.                                                        121,075
Leisure - 1.5%                                 900    Darden Restaurants, Inc.                                               37,674
                                             1,100    Harrah's Entertainment, Inc.                                           95,623
                                             2,300    Hilton Hotels Corp.                                                   106,927
                                             2,000    International Game Technology                                          86,200
                                             1,900    Marriott International, Inc. Class A                                   82,593
                                             6,900    McDonald's Corp.                                                      375,843
                                             4,200    Starbucks Corp. (a)                                                   110,040
                                             1,200    Starwood Hotels & Resorts Worldwide, Inc.                              72,900
                                               600    Wendy's International, Inc.                                            20,946
                                             1,160    Wyndham Worldwide Corp.                                                38,001
                                             3,000    Yum! Brands, Inc.                                                     101,490
                                                                                                                     --------------
                                                                                                                          1,249,312
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.4%                      400    Black & Decker Corp.                                                   33,320
                                               700    Centex Corp.                                                           18,599
                                             1,700    D.R. Horton, Inc.                                                      21,777
                                               800    Fortune Brands, Inc.                                                   65,192
                                               300    Harman International Industries, Inc.                                  25,956
                                               400    KB Home                                                                10,024
                                             1,200    Leggett & Platt, Inc.                                                  22,992
                                               697    Lennar Corp. Class A                                                   15,787
                                             1,700    Newell Rubbermaid, Inc.                                                48,994
                                             1,300    Pulte Homes, Inc.                                                      17,693
                                               400    Snap-On, Inc.                                                          19,816
                                               600    The Stanley Works                                                      33,678
                                               407    Whirlpool Corp.                                                        36,264
                                                                                                                     --------------
                                                                                                                            370,092
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 2.0%                      900    Clorox Co.                                                             54,891
                                             2,900    Colgate-Palmolive Co.                                                 206,828
                                             2,400    Kimberly-Clark Corp.                                                  168,624
                                            18,102    The Procter & Gamble Co.                                            1,273,295
                                                                                                                     --------------
                                                                                                                          1,703,638
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 0.8%                             700    Affiliated Computer Services, Inc. Class A (a)                         35,168
                                             3,200    Automatic Data Processing, Inc.                                       146,976
                                               900    Cognizant Technology Solutions Corp. (a)                               71,793
                                               900    Computer Sciences Corp. (a)                                            50,310
                                               900    Convergys Corp. (a)                                                    15,624
                                             3,100    Electronic Data Systems Corp.                                          67,704
                                             1,100    Fidelity National Information Services, Inc.                           48,807
                                               900    Fiserv, Inc. (a)                                                       45,774
                                             1,800    Paychex, Inc.                                                          73,800

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                            Shares
Industry                                      Held    Common Stocks                                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
                                             2,300    Unisys Corp. (a)                                               $       15,226
                                             4,400    The Western Union Co.                                                  92,268
                                                                                                                     --------------
                                                                                                                            663,450
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers                  4,100    The AES Corp. (a)                                                      82,164
& Energy Traders - 0.4%                      1,000    Constellation Energy Group, Inc.                                       85,790
                                             2,500    Dynegy, Inc. Class A (a)                                               23,100
                                             2,600    TXU Corp.                                                             178,022
                                                                                                                     --------------
                                                                                                                            369,076
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 3.7%              4,200    3M Co.                                                                393,036
                                            59,400    General Electric Co.                                                2,459,160
                                             1,400    Textron, Inc.                                                          87,094
                                             2,900    Tyco International Ltd.                                               128,586
                                                                                                                     --------------
                                                                                                                          3,067,876
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 4.3%                             1,900    ACE Ltd.                                                              115,083
                                               500    AMBAC Financial Group, Inc.                                            31,455
                                             1,800    AON Corp.                                                              80,658
                                             2,900    Aflac, Inc.                                                           165,416
                                             3,400    The Allstate Corp.                                                    194,446
                                            14,900    American International Group, Inc.                                  1,007,985
                                               600    Assurant, Inc.                                                         32,100
                                             2,300    Chubb Corp.                                                           123,372
                                             1,090    Cincinnati Financial Corp.                                             47,208
                                             2,600    Genworth Financial, Inc. Class A                                       79,898
                                             1,800    Hartford Financial Services Group, Inc.                               166,590
                                             1,568    Lincoln National Corp.                                                103,441
                                             2,700    Loews Corp.                                                           130,545
                                               700    MBIA, Inc.                                                             42,735
                                             3,200    Marsh & McLennan Cos., Inc.                                            81,600
                                             4,200    MetLife, Inc.                                                         292,866
                                             1,600    Principal Financial Group, Inc.                                       100,944
                                             4,200    The Progressive Corp.                                                  81,522
                                             2,700    Prudential Financial, Inc.                                            263,466
                                               700    Safeco Corp.                                                           42,854
                                               600    Torchmark Corp.                                                        37,392
                                             3,900    The Travelers Cos., Inc.                                              196,326
                                             2,100    UnumProvident Corp.                                                    51,387
                                             1,100    XL Capital Ltd. Class A                                                87,120
                                                                                                                     --------------
                                                                                                                          3,556,409
-----------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.2%             1,700    Amazon.com, Inc. (a)                                                  158,355
                                             1,200    IAC/InterActiveCorp (a)                                                35,604
                                                                                                                     --------------
                                                                                                                            193,959
-----------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 1.6%          1,100    Akamai Technologies, Inc. (a)                                          31,603
                                             6,700    eBay, Inc. (a)                                                        261,434
                                             1,340    Google, Inc. Class A (a)                                              760,142
                                             1,500    VeriSign, Inc. (a)                                                     50,610
                                             7,600    Yahoo! Inc. (a)                                                       203,984
                                                                                                                     --------------
                                                                                                                          1,307,773
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment &                            600    Brunswick Corp.                                                        13,716
Products - 0.2%                              1,500    Eastman Kodak Co.                                                      40,140

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                            Shares
Industry                                      Held    Common Stocks                                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
                                               800    Hasbro, Inc.                                                   $       22,304
                                             2,300    Mattel, Inc.                                                           53,958
                                                                                                                     --------------
                                                                                                                            130,118
-----------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools &                        1,100    Applera Corp. - Applied Biosystems Group                               38,104
Services - 0.3%                                300    Millipore Corp. (a)                                                    22,740
                                               600    PerkinElmer, Inc.                                                      17,526
                                             2,400    Thermo Fisher Scientific, Inc. (a)                                    138,528
                                               600    Waters Corp. (a)                                                       40,152
                                                                                                                     --------------
                                                                                                                            257,050
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.7%                             3,700    Caterpillar, Inc.                                                     290,191
                                               600    Cummins, Inc.                                                          76,734
                                             1,400    Danaher Corp.                                                         115,794
                                             1,300    Deere & Co.                                                           192,946
                                             1,200    Dover Corp.                                                            61,140
                                               800    Eaton Corp.                                                            79,232
                                             1,100    ITT Corp.                                                              74,723
                                             2,300    Illinois Tool Works, Inc.                                             137,172
                                             1,700    Ingersoll-Rand Co. Class A                                             92,599
                                             1,500    PACCAR, Inc.                                                          127,875
                                               800    Pall Corp.                                                             31,120
                                               600    Parker Hannifin Corp.                                                  67,098
                                               600    Terex Corp. (a)                                                        53,412
                                                                                                                     --------------
                                                                                                                          1,400,036
-----------------------------------------------------------------------------------------------------------------------------------
Media - 2.9%                                 4,250    CBS Corp. Class B                                                     133,875
                                             2,700    Clear Channel Communications, Inc.                                    101,088
                                            17,950    Comcast Corp. Class A (a)                                             434,031
                                             4,500    The DIRECTV Group, Inc. (a)                                           109,260
                                               300    Dow Jones & Co., Inc.                                                  17,910
                                               600    E.W. Scripps Co. Class A                                               25,200
                                             1,300    Gannett Co., Inc.                                                      56,810
                                             2,600    Interpublic Group of Cos., Inc. (a)                                    26,988
                                             2,000    The McGraw-Hill Cos., Inc.                                            101,820
                                               300    Meredith Corp.                                                         17,190
                                               600    The New York Times Co. Class A                                         11,856
                                            13,500    News Corp. Class A                                                    296,865
                                             1,800    Omnicom Group Inc.                                                     86,562
                                            21,800    Time Warner, Inc.                                                     400,248
                                               423    Tribune Co.                                                            11,556
                                             4,050    Viacom, Inc. Class B (a)                                              157,828
                                            11,500    Walt Disney Co.                                                       395,485
                                                                                                                     --------------
                                                                                                                          2,384,572
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.9%                       5,000    Alcoa, Inc.                                                           195,600
                                               600    Allegheny Technologies, Inc.                                           65,970
                                             2,137    Freeport-McMoRan Copper & Gold, Inc. Class B                          224,150
                                             2,500    Newmont Mining Corp.                                                  111,825
                                             1,700    Nucor Corp.                                                           101,099
                                               700    United States Steel Corp.                                              74,158
                                                                                                                     --------------
                                                                                                                            772,802
-----------------------------------------------------------------------------------------------------------------------------------

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                            Shares
Industry                                      Held    Common Stocks                                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 1.0%                       1,100    Ameren Corp.                                                   $       57,750
                                             1,400    CMS Energy Corp.                                                       23,548
                                             1,900    CenterPoint Energy, Inc.                                               30,457
                                             1,400    Consolidated Edison, Inc.                                              64,820
                                             1,100    DTE Energy Co.                                                         53,284
                                             1,700    Dominion Resources, Inc.                                              143,310
                                               365    Integrys Energy Group, Inc.                                            18,699
                                             1,800    NiSource, Inc.                                                         34,452
                                             2,100    PG&E Corp.                                                            100,380
                                             1,400    Public Service Enterprise Group, Inc.                                 123,186
                                             1,600    Sempra Energy                                                          92,992
                                             1,500    TECO Energy, Inc.                                                      24,645
                                             2,500    Xcel Energy, Inc.                                                      53,850
                                                                                                                     --------------
                                                                                                                            821,373
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.9%                        500    Big Lots, Inc. (a)                                                     14,920
                                               300    Dillard's, Inc. Class A                                                 6,549
                                               700    Family Dollar Stores, Inc.                                             18,592
                                             1,200    J.C. Penney Co., Inc.                                                  76,044
                                             1,800    Kohl's Corp. (a)                                                      103,194
                                             2,466    Macy's, Inc.                                                           79,701
                                             1,200    Nordstrom, Inc.                                                        56,268
                                               481    Sears Holdings Corp. (a)                                               61,183
                                             4,900    Target Corp.                                                          311,493
                                                                                                                     --------------
                                                                                                                            727,944
-----------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.1%                    5,800    Xerox Corp. (a)                                                       100,572
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable                        2,700    Anadarko Petroleum Corp.                                              145,125
Fuels - 8.6%                                 1,900    Apache Corp.                                                          171,114
                                             2,300    Chesapeake Energy Corp.                                                81,098
                                            12,391    Chevron Corp.                                                       1,159,550
                                             9,508    ConocoPhillips                                                        834,517
                                             1,100    Consol Energy, Inc.                                                    51,260
                                             2,500    Devon Energy Corp.                                                    208,000
                                             1,300    EOG Resources, Inc.                                                    94,029
                                             4,100    El Paso Corp.                                                          69,577
                                            32,200    Exxon Mobil Corp.                                                   2,980,432
                                             1,500    Hess Corp.                                                             99,795
                                             4,072    Marathon Oil Corp.                                                    232,185
                                             1,000    Murphy Oil Corp.                                                       69,890
                                             4,900    Occidental Petroleum Corp.                                            313,992
                                             1,600    Peabody Energy Corp.                                                   76,592
                                               700    Sunoco, Inc.                                                           49,546
                                               800    Tesoro Corp.                                                           36,816
                                             3,200    Valero Energy Corp.                                                   214,976
                                             3,500    Williams Cos., Inc.                                                   119,210
                                             2,233    XTO Energy, Inc.                                                      138,089
                                                                                                                     --------------
                                                                                                                          7,145,793
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.3%               2,600    International Paper Co.                                                93,262
                                             1,200    MeadWestvaco Corp.                                                     35,436

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                            Shares
Industry                                      Held    Common Stocks                                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                             1,300    Weyerhaeuser Co.                                               $       93,990
                                                                                                                     --------------
                                                                                                                            222,688
-----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.2%                     2,600    Avon Products, Inc.                                                    97,578
                                               800    The Estee Lauder Cos., Inc. Class A                                    33,968
                                                                                                                     --------------
                                                                                                                            131,546
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 5.7%                       9,000    Abbott Laboratories                                                   482,580
                                             1,700    Allergan, Inc.                                                        109,599
                                               700    Barr Pharmaceuticals, Inc. (a)                                         39,837
                                            11,300    Bristol-Myers Squibb Co.                                              325,666
                                             5,600    Eli Lilly & Co.                                                       318,808
                                             1,800    Forest Laboratories, Inc. (a)                                          67,122
                                            16,800    Johnson & Johnson                                                   1,103,760
                                             1,500    King Pharmaceuticals, Inc. (a)                                         17,580
                                            12,600    Merck & Co., Inc.                                                     651,294
                                             1,300    Mylan Laboratories Inc.                                                20,748
                                            40,200    Pfizer, Inc.                                                          982,086
                                             8,600    Schering-Plough Corp.                                                 272,018
                                               700    Watson Pharmaceuticals, Inc. (a)                                       22,680
                                             7,800    Wyeth                                                                 347,490
                                                                                                                     --------------
                                                                                                                          4,761,268
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts                  500    Apartment Investment & Management Co. Class A                          22,565
(REITs) - 1.1%                               1,200    Archstone-Smith Trust                                                  72,168
                                               400    AvalonBay Communities, Inc.                                            47,224
                                               600    Boston Properties, Inc.                                                62,340
                                               700    Developers Diversified Realty Corp.                                    39,109
                                             1,700    Equity Residential                                                     72,012
                                             1,500    General Growth Properties, Inc.                                        80,430
                                             3,400    Host Marriott Corp.                                                    76,296
                                             1,300    Kimco Realty Corp.                                                     58,773
                                             1,200    Plum Creek Timber Co., Inc.                                            53,712
                                             1,500    ProLogis                                                               99,525
                                               700    Public Storage                                                         55,055
                                             1,300    Simon Property Group, Inc.                                            130,000
                                               700    Vornado Realty Trust                                                   76,545
                                                                                                                     --------------
                                                                                                                            945,754
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &                     1,000    CB Richard Ellis Group, Inc. (a)                                       27,840
Development - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.7%                           1,700    Burlington Northern Santa Fe Corp.                                    137,989
                                             2,500    CSX Corp.                                                             106,825
                                             2,300    Norfolk Southern Corp.                                                119,393
                                               300    Ryder System, Inc.                                                     14,700
                                             1,500    Union Pacific Corp.                                                   169,590
                                                                                                                     --------------
                                                                                                                            548,497
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor               3,200    Advanced Micro Devices, Inc. (a)                                       42,240
Equipment - 2.6%                             1,900    Altera Corp.                                                           45,752
                                             1,900    Analog Devices, Inc.                                                   68,704
                                             7,800    Applied Materials, Inc.                                               161,460
                                             2,750    Broadcom Corp. Class A (a)                                            100,210
                                            33,900    Intel Corp.                                                           876,654
                                             1,100    KLA-Tencor Corp.                                                       61,358

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                            Shares
Industry                                      Held    Common Stocks                                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
                                             4,700    LSI Logic Corp. (a)                                            $       34,874
                                             1,400    Linear Technology Corp.                                                48,986
                                             1,300    MEMC Electronic Materials, Inc. (a)                                    76,518
                                             1,400    Microchip Technology, Inc.                                             50,848
                                             4,300    Micron Technology, Inc. (a)                                            47,730
                                             1,500    National Semiconductor Corp.                                           40,680
                                               600    Novellus Systems, Inc. (a)                                             16,356
                                             3,050    Nvidia Corp. (a)                                                      110,532
                                               800    Teradyne, Inc. (a)                                                     11,040
                                             8,300    Texas Instruments, Inc.                                               303,697
                                             1,800    Xilinx, Inc.                                                           47,052
                                                                                                                     --------------
                                                                                                                          2,144,691
-----------------------------------------------------------------------------------------------------------------------------------
Software - 3.0%                              3,400    Adobe Systems, Inc. (a)                                               148,444
                                             1,200    Autodesk, Inc. (a)                                                     59,964
                                             1,300    BMC Software, Inc. (a)                                                 40,599
                                             2,500    CA, Inc.                                                               64,300
                                             1,000    Citrix Systems, Inc. (a)                                               40,320
                                             2,300    Compuware Corp. (a)                                                    18,446
                                             1,700    Electronic Arts, Inc. (a)                                              95,183
                                             1,800    Intuit, Inc. (a)                                                       54,540
                                            46,800    Microsoft Corp.                                                     1,378,728
                                             2,000    Novell, Inc. (a)                                                       15,280
                                            23,100    Oracle Corp. (a)                                                      500,115
                                             5,283    Symantec Corp. (a)                                                    102,384
                                                                                                                     --------------
                                                                                                                          2,518,303
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 1.5%                        500    Abercrombie & Fitch Co. Class A                                        40,350
                                             1,105    AutoNation, Inc. (a)                                                   19,581
                                               300    AutoZone, Inc. (a)                                                     34,842
                                             1,500    Bed Bath & Beyond, Inc. (a)                                            51,180
                                             2,300    Best Buy Co., Inc.                                                    105,846
                                               700    Circuit City Stores, Inc.                                               5,537
                                             2,900    The Gap, Inc.                                                          53,476
                                             9,900    Home Depot, Inc.                                                      321,156
                                             2,000    Limited Brands, Inc.                                                   45,780
                                             8,600    Lowe's Cos., Inc.                                                     240,972
                                             1,700    Office Depot, Inc. (a)                                                 35,054
                                               400    OfficeMax, Inc.                                                        13,708
                                               700    RadioShack Corp.                                                       14,462
                                               600    The Sherwin-Williams Co.                                               39,426
                                             4,050    Staples, Inc.                                                          87,034
                                             2,400    TJX Cos., Inc.                                                         69,768
                                               900    Tiffany & Co.                                                          47,115
                                                                                                                     --------------
                                                                                                                          1,225,287
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury                   2,100    Coach, Inc. (a)                                                        99,267
Goods - 0.4%                                   700    Jones Apparel Group, Inc.                                              14,791
                                               700    Liz Claiborne, Inc.                                                    24,031
                                             2,100    Nike, Inc. Class B                                                    123,186
                                               300    Polo Ralph Lauren Corp.                                                23,325
                                               500    VF Corp.                                                               40,375
                                                                                                                     --------------
                                                                                                                            324,975
-----------------------------------------------------------------------------------------------------------------------------------

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                            Shares
Industry                                      Held    Common Stocks                                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 1.1%            3,300    Countrywide Financial Corp.                                    $       62,733
                                             5,600    Fannie Mae                                                            340,536
                                             3,900    Freddie Mac                                                           230,139
                                             3,000    Hudson City Bancorp, Inc.                                              46,140
                                               400    MGIC Investment Corp.                                                  12,924
                                             1,870    Sovereign Bancorp, Inc.                                                31,865
                                             5,061    Washington Mutual, Inc.                                               178,704
                                                                                                                     --------------
                                                                                                                            903,041
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.1%                              12,200    Altria Group, Inc.                                                    848,266
                                               900    Reynolds American, Inc.                                                57,231
                                               800    UST, Inc.                                                              39,680
                                                                                                                     --------------
                                                                                                                            945,177
-----------------------------------------------------------------------------------------------------------------------------------
Trading Companies &                            500    WW Grainger, Inc.                                                      45,595
Distributors - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                   2,100    Alltel Corp.                                                          146,328
Services - 0.6%                             16,852    Sprint Nextel Corp.                                                   320,188
                                                                                                                     --------------
                                                                                                                            466,516
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Total Common Stocks (Cost - $58,435,696) - 93.9%                    78,123,165
-----------------------------------------------------------------------------------------------------------------------------------

                                              Face
                                            Amount   Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
Time Deposits - 16.5%                 $ 13,725,166   State Street Bank & Trust Co., 3.75% due 10/01/2007                 13,725,166
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Total Short-Term Securities (Cost - $13,725,166) - 16.5%            13,725,166
-----------------------------------------------------------------------------------------------------------------------------------

                                         Number of
                                         Contracts   Options Purchased
-----------------------------------------------------------------------------------------------------------------------------------
Call Options Purchased                      36,725   S&P 500 Index, expiring November 2007 at $1,364.30, HSBC
                                                     Securities                                                           6,326,455
                                            73,449   S&P 500 Index, expiring November 2007 at $1,364.30, BNP
                                                     Paribas                                                             12,574,248
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Total Options Purchased (Premiums Paid - $0) - 22.7%                18,900,703
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Total Investments Before Options Written (Cost -
                                                     $72,160,862) - 133.1%                                              110,749,034
-----------------------------------------------------------------------------------------------------------------------------------

                                                     Options Written
-----------------------------------------------------------------------------------------------------------------------------------
Call Options Written                        55,087   S&P 500 Index, expiring November 2007 at $1,417.09, HSBC
                                                     Securities                                                         (6,762,004)
                                           110,174   S&P 500 Index, expiring November 2007 at $1,417.50, BNP
                                                     Paribas                                                           (13,453,211)
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Total Options Written (Premiums Received - $0) - (24.3%)          (20,215,215)
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Total Investments, Net of Options Written (Cost -
                                                     $72,160,862*) - 108.8%                                              90,533,819

                                                     Liabilities in Excess of Other Assets - (8.8%)                     (7,314,149)
                                                                                                                     --------------
                                                     Net Assets - 100.0%                                             $   83,219,670
                                                                                                                     ==============

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

* The cost and unrealized appreciation (depreciation) of investments, net of options written, as of September 30, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                               $ 72,166,356
                                                                   ============
      Gross unrealized appreciation                                $ 40,460,473
      Gross unrealized depreciation                                 (22,093,010)
                                                                   ------------
      Net unrealized appreciation                                  $ 18,367,463
                                                                   ============

(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------------------
                                   Purchase         Sales           Realized        Dividend
      Affiliate                      Cost            Cost             Gain           Income
      --------------------------------------------------------------------------------------
      Merrill Lynch & Co., Inc.       --           $ 5,414           $ 2,060         $ 8,984
      --------------------------------------------------------------------------------------

(c) All or a portion of security held as collateral in connection with open financial futures contracts.
o Financial futures contracts purchased as of September 30, 2007 were as follows:

      ------------------------------------------------------------------------------------
      Number of                             Expiration            Face         Unrealized
      Contracts             Issue             Date                Value       Appreciation
      ------------------------------------------------------------------------------------
            15          S&P 500 Index      December 2007       $ 5,561,245     $ 206,630
      ------------------------------------------------------------------------------------

o For Fund portfolio compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

S&P 500(R) GEARED(SM) Fund Inc.


By: /s/ Mitchell M. Cox
    ------------------------------
    Mitchell M. Cox,
    Chief Executive Officer (principal executive officer) of
    S&P 500(R) GEARED(SM) Fund Inc.

Date: November 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mitchell M. Cox
    ------------------------------
    Mitchell M. Cox,
    Chief Executive Officer (principal executive officer) of
    S&P 500(R) GEARED(SM) Fund Inc.

Date: November 19, 2007


By: /s/ James E. Hillman
    ------------------------------
    James E. Hillman,
    Chief Financial Officer (principal financial officer) of
    S&P 500(R) GEARED(SM) Fund Inc.

Date: November 19, 2007